35. STATEMENT OF INCOME BY NATURE (Tables)	12 Months Ended
Dec. 31, 2018
Statement Of Income By Nature Tables Abstract
Schedule of statement of income by nature
	12.31.18	Restated 12.31.17	Restated 12.31.16
Costs of sales
Raw materials and consumables (1)	17,790.9	15,024.9	14,458.1
Depreciation	1,381.2	1,305.0	1,162.0
Amortization	78.6	91.2	5.4
Salaries and employees benefits	3,637.7	3,679.9	3,448.9
Others	2,432.3	2,500.2	1,859.6
	25,320.7	22,601.2	20,934.0

Sales expenses
Depreciation	69.5	64.1	63.6
Amortization	65.6	65.5	12.0
Salaries and employees benefits	1,190.2	1,210.7	1,133.9
Indirect and direct logistics expenses (2)	2,260.4	2,034.6	1,965.0
Marketing	508.0	462.1	709.0
Others	419.9	371.7	637.7
	4,513.6	4,208.7	4,521.2

Administrative expenses
Depreciation	21.5	28.1	21.0
Amortization	78.7	38.3	119.6
Salaries and employees benefits	260.6	215.3	191.0
Fees	28.6	30.9	28.4
Others	161.7	149.9	82.6
	551.1	462.5	442.6

Impairment Loss on Trade and Other Receivables
Impairment Loss on Trade and Other Receivables	46.3	67.5	53.5
	46.3	67.5	53.5

Other operating expenses (3)
Depreciation	52.1	40.1	26.2
Others	316.3	676.2	249.2
	368.4	716.3	275.4